Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options (Details) - Post-consolidation Basis [Member]	3 Months Ended
Mar. 31, 2021 Option $ / shares
Options Expiring February 21, 2022 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	40,625
Options exercisable	40,625
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	0 years
Options Expiring February 28, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	35,000
Options exercisable	35,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	4 days
Options Expiring February 24, 2025 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	6,100,000
Options exercisable	6,100,000
Exercise price | $ / shares	$ 0.16
Weighted average remaining contractual life (years)	2 years 3 months 8 days
Options Expiring August 19, 2025 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	1,200,000
Options exercisable	1,200,000
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	6 months
Options Expiring February 25, 2026 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	3,185,000
Options exercisable	3,185,000
Exercise price | $ / shares	$ 0.32
Weighted average remaining contractual life (years)	1 year 5 months 27 days
Stock Option Plan [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	10,560,625
Options exercisable	10,560,625
Weighted average remaining contractual life (years)	4 years 3 months 8 days